S-K 1602, SPAC Registered Offerings	Aug. 28, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

If we are unable to complete our initial business combination within 24 months from the closing of this offering, or such earlier liquidation date as our board of directors may approve, or such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association, which we refer to as the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein, and regardless of whether they abstain, vote in favor of or vote against such extension. We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering, in compliance with NYSE rules. If we seek shareholder approval of an extension, holders of our public shares will be offered an opportunity to redeem their shares in connection with such extension, regardless of whether they abstain, vote in favor of or vote against such extension.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

Offering
Price of
$10.00, No	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
Redemptions	Redemptions		Redemptions		Redemptions		Redemptions
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBV and		NTBV and		NTBV and		NTBV and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$7.46	$6.87	$3.13	$5.94	$4.06	$4.20	$5.80	$(0.16)	$10.16
Assuming No Exercise of Over-Allotment Option
$7.46	$6.87	$3.13	$5.94	$4.06	$4.19	$5.81	$(0.16)	$10.16

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Based on our management’s experience, including with prior special purpose acquisition companies, we have developed the following non-exclusive investment criteria that we intend to use to screen for and evaluate prospective target businesses.

●	Leading Industry Position with Supportive Long-Term Dynamics and Competitive Market Advantage. We intend to target businesses that hold, or have the potential to hold, a leading position in an industry sector with attractive macro-characteristics. We intend to target businesses that have, or have the potential to have, sustainable competitive advantages that would be challenging for a competitor to replicate. Factors contributing to sustainable competitive advantages may include: (i) proprietary or superior technology or trade secrets; (ii) broad distribution networks; (iii) well-established brand names; (iv) territorial exclusivity or a well-defined market; (v) diverse and stable customer and supplier base; (vi) low-cost production capability; (vii) customer habit/ share of mind; (viii) a lack of available substitutes and/or high search or switching costs; (ix) network effects; and/or (x) limited exposure to technological obsolescence and cyclicality. Our management team expects to target businesses that have clearly demonstrated an ability to defend and grow their market positions over time as a result of one or more of these sustainable competitive advantages, or have demonstrable potential to do so. We intend to seek opportunities that will benefit from secular growth and are able to differentiate their market position to create value for our shareholders over time.
●	Stable Free Cash Flow, Prudent Debt and Financial Visibility. We will seek to acquire a business that has historically generated or has the potential to generate not only current revenues, but strong and sustainable free cash flow. Additionally, our prospective business combination criteria include prudent balance sheet management and, as such, we would seek to limit leverage ratios of a combined company immediately following an initial business combination. To provide reliable guidance, we would also seek to acquire a business that has reasonable visibility on forward financial performance and straightforward operating metrics, and a business that is not extremely sensitive to macro-economic conditions or industry cycles. Specifically, we would prioritize businesses that may be evaluated and priced by the market using financial metrics or other key milestones not more than one year forward.
●	Benefit Uniquely from a Business Combination with a Special Purpose Acquisition Company. We will seek to acquire a business that has a clear use of proceeds and a clear catalyst or inflection point resulting from our capital, team, public listing, roll-up synergies, deleveraging and/or re-rating milestones expected to propel the business through our structural dilution in the near term with enhanced financial results, margins, market position and shareholder value.
●	Would Benefit Uniquely from our Capabilities. We will seek to acquire a business where the collective capabilities of our management team, board of directors and sponsor, and any operating partners we involve, can be leveraged to tangibly improve the operations and market position of the target.
●	Proprietary and/or Optimally Positioned Transactions. We intend to leverage our extensive business network to source our initial business combination on a proprietary basis if possible. Notwithstanding the foregoing, we would utilize our collective experience and insight to strategically consider participating in formal processes focused primarily on narrowing a pool of SPACs to a single winning bidder to instances where we believe we are optimally positioned to win such processes.
●	Committed and Capable Management Team. We will seek to acquire a business with a management team whose interests are aligned with those of our shareholders and who can clearly and confidently articulate the business plan and market opportunities to public market investors. Where necessary, we may also look to complement and enhance the capabilities of the target business’s management team and their board of directors by recruiting additional talent through our network of contacts or otherwise. This may include recruiting experienced industry professionals, or operating partners, to assist in our evaluation of the opportunity and marketing of the business combination prior to its completion, who may assume an ongoing role with the business or board thereafter. While not a requirement, we would view favorably opportunities where the target’s chief financial officer has experience as a public company chief financial officer or other substantive public market experience, and ideally where other members of senior management have public market experience as well.
●	Potential to Grow, Including Through Further Acquisition Opportunities. We will seek to acquire a business that has the potential to grow both organically and inorganically through acquisitions, with management having identified a pipeline of potentially actionable accretive acquisition targets. We expect to work with the ongoing management team to develop the business strategy around geographic expansion, new products, high-return capital expenditure projects and acquisitions, as well as creating and maintaining the optimal capital structure for growth.
●	Preparedness for the Process and Public Markets. We will seek to acquire a business that has, or can put in place prior to the closing of a business combination, the material governance, financial systems and controls required in the public markets. Specifically, we will seek to avoid situations where extensive accounting or restructuring work is required with an uncertain timetable or outcome before a transaction can be completed.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	NYSE rules provide that at least 90% of the gross proceeds from this offering and the concurrent sale of the private placement warrants must be held in a trust account controlled by an independent custodian until consummation of our initial business combination. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $220,000,000, or $253,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, after deducting $2,750,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $3,162,500 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $1,825,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account include $2,000,000 (or up to $2,530,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions. The proceeds held in the trust account will be deposited into a trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee and held only (i) uninvested as cash, (ii) in an interest-bearing or non-interest bearing demand deposit account at a U.S. chartered commercial bank with consolidated assets of $100 billion or more selected by the trustee that is reasonably satisfactory to us, or (iii) in U.S. government securities, within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. The holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination and these assets may at any time be held as cash or cash items, including in demand deposit accounts at a bank.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 220,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	22,000,000 units (or up to 25,300,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:• one Class A ordinary share; and • one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There are no redemption rights with respect to our warrants. Our initial shareholders will enter into the insider letter with us, pursuant to which they will waive their redemption rights with respect to any founder shares they hold and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	We have until the end of the completion window to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval of an extension, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein, regardless of whether they abstain, vote in favor of or vote against such extension.Our initial shareholders will lose their entire investment in us if our initial business combination is not completed within the completion window unless we extend the amount of time we have to consummate an initial business combination by obtaining shareholder approval to amend our amended and restated memorandum and articles of association. While we do not currently intend to seek such an extension, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering, in compliance with NYSE rules. If we do not or are unable to extend the time period to consummate our initial business combination, the private placement warrants will expire worthless and the founder shares may be worthless, except to the extent the founder shares receive distributions from assets held outside of the trust account.If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we have to consummate an initial business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest income to pay liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering, in compliance with NYSE rules.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not or are unable to extend the time period to consummate our initial business combination, the private placement warrants will expire worthless and the founder shares may be worthless, except to the extent the founder shares receive distributions from assets held outside of the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

 We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement warrants, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:

•

may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;

•

may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded our Class A ordinary shares;

•

could cause a change in control if a substantial number of our Class A ordinary shares are issued;

•

may have the effect of delaying or preventing a change of control by diluting the share ownership or voting rights of a person seeking to obtain control; and

•

may adversely affect prevailing market prices for our Class A ordinary shares.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Graf Industrial II Sponsor LLC

7,584,333 Class B ordinary shares (which includes up to 1,001,000 shares subject to surrender for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised).(1)(2)

Approximately $0.003 per share.
	4,575,000 private placement warrants (or up to 4,987,500 warrants for an aggregate purchase price of $4,987,500, if the underwriters exercise their over-allotment option in full).(3)	$4,575,000 (or up to $4,987,500, if the underwriters exercise their over-allotment option in full) ($1.00 per warrant).
	Up to $300,000.	Repayment of loans made to us to cover offering related and organizational expenses.
G-SPAC Management LLC, an affiliate of our sponsor	$10,000 per month, commencing on the date the company’s securities are first listed on NYSE.	Office space and administrative services provided to members of our management team.
Independent Director nominees	30,000 founder shares each (an aggregate of 90,000 founder shares).(2)	Approximately $0.003 per share.
M. Klein	759,000 Class B ordinary shares (which includes up to 99,000 shares subject to surrender for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised).(2)	Approximately $0.003 per share.
Graf Industrial II Sponsor LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement warrants of the post-business combination entity at $1.00 per warrant at the option of the holder.	Loans to finance transaction costs in connection with an initial business combination.
	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiation and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio.	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)Subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of [•] founder shares held by the sponsor.
(2)If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the ordinary shares underlying the public warrants and private placement warrants). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with, or immediately following the consummation of our initial business combination, or earlier at the option of the holder thereof, on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 25% of the total number of Class A ordinary shares outstanding after such conversion (excluding the ordinary shares underlying the public warrants and private placement warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any Class A ordinary shares underlying private placement warrants issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.
(3)The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [•] private placement warrants at a price of $1.00 per warrant ($[•] in the aggregate).

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our initial shareholders acquired the founder shares at a nominal price, our public shareholders will incur immediate and material dilution upon the closing of this offering. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. In addition, if the private placement warrants become exercisable on a cashless basis, or if any working capital loans are converted into warrants as described herein, the exercise of such warrants or conversion of such loans into warrants may also result in material dilution to our public shareholders. See the sections titled “Dilution”, “Risk Factors — The nominal purchase price paid by our initial shareholders for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and Risk Factors — Risks Relating to our Securities — Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	No		25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.47	7.47	6.88	6.88	5.95	5.95	4.20	4.21	(0.15)	(0.15)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.46	7.46	6.87	6.87	5.94	5.94	4.19	4.20	(0.16)	(0.16)
Dilution to public shareholders	2.54	2.54	3.13	3.13	4.06	4.06	5.81	5.80	10.16	10.16
Percentage of dilution to public shareholders	25.40%	25.40%	31.30%	31.30%	40.60%	40.60%	58.10%	58.00%	101.60%	101.60%

	No		25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)	(71,944)
Net proceeds from this offering and the sale of the private placement warrants(1)	221,200,000	254,200,000	221,200,000	254,200,000	221,200,000	254,200,000	221,200,000	254,200,000	221,200,000	254,200,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	78,012	78,012	78,012	78,012	78,012	78,012	78,012	78,012	78,012	78,012
Less: Deferred underwriting commissions	(2,200,000)	(2,530,000)	(2,200,000)	(2,530,000)	(2,200,000)	(2,530,000)	(2,200,000)	(2,530,000)	(2,200,000)	(2,530,000)
Less: Over-allotment liability	(173,100)	—	(173,100)	—	(173,100)	—	(173,100)	—	(173,100)	—
Less: Amounts paid for redemptions(2)	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000))
	218,832,968	251,676,068	163,832,968	188,426,068	108,832,968	125,176,068	53,832,968	61,926,068	(1,167,032)	(1,323,932))
Denominator:
Ordinary shares outstanding prior to this offering	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333
Ordinary shares forfeited if over-allotment is not exercised	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—
Ordinary shares offered and sale of private placement shares	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Less: Ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
	29,333,333	33,733,333	23,833,333	27,408,333	18,333,333	21,083,333	12,833,333	14,758,333	7,333,333	8,433,333
(1)	Expenses applied against gross proceeds include offering expenses of approximately $625,000 and underwriting commissions of $0.125 per unit or $2,750,000 in the aggregate (or $3,162,500 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.10 per unit, or $2,200,000 in the aggregate (or up to $2,530,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the underwriters, for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”